Property, Plant and Equipment - Additional Information (details) (Western Gas Partners [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Gathering System [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2011 Pipelines And Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment	$ 1.2	$ 6.0	$ 0.6	$ 7.3	$ 3.0